Pacer S&P 500 Quality FCF Aristocrats ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 11.3%
Alphabet, Inc. - Class C	3,427	$660,931
Electronic Arts, Inc.	207	31,565
Match Group, Inc.	230	7,882
Meta Platforms, Inc. - Class A	941	727,807
TKO Group Holdings, Inc.	46	7,729
		1,435,914

Consumer Discretionary - 7.2%
AutoZone, Inc. (a)	17	64,063
Deckers Outdoor Corp. (a)	161	17,093
Domino's Pizza, Inc.	39	18,065
Hilton Worldwide Holdings, Inc.	230	61,658
Home Depot, Inc.	702	257,992
Lowe's Cos., Inc.	398	88,981
Marriott International, Inc. - Class A	270	71,234
McDonald's Corp.	512	153,636
NVR, Inc. (a)	2	15,099
O'Reilly Automotive, Inc. (a)	1,035	101,761
Williams-Sonoma, Inc.	115	21,511
Yum! Brands, Inc.	307	44,254
		915,347

Consumer Staples - 4.9%
Altria Group, Inc.	2,834	175,538
Colgate-Palmolive Co.	749	62,804
Monster Beverage Corp. (a)	483	28,376
Philip Morris International, Inc.	2,159	354,184
		620,902

Energy - 0.3%
Texas Pacific Land Corp.	40	38,725

Financials - 16.9%
American Express Co.	449	134,390
Capital One Financial Corp.	396	85,140
Cboe Global Markets, Inc.	84	20,247
CME Group, Inc.	414	115,208
Corpay, Inc. (a)	84	27,136
FactSet Research Systems, Inc.	36	14,505
Fidelity National Information Services, Inc.	391	31,049
Intercontinental Exchange, Inc.	632	116,813
Jack Henry & Associates, Inc.	69	11,717
MarketAxess Holdings, Inc.	60	12,330
Mastercard, Inc. - Class A	1,070	606,123
Moody's Corp.	155	79,938
MSCI, Inc.	131	73,538
S&P Global, Inc.	377	207,765
Synchrony Financial	644	44,868
Visa, Inc. - Class A	1,660	573,480
		2,154,247

Health Care - 11.2%
AbbVie, Inc.	2,612	493,720
Amgen, Inc.	543	160,239
Bristol-Myers Squibb Co.	1,955	84,671
Gilead Sciences, Inc.	1,302	146,202
IDEXX Laboratories, Inc. (a)	81	43,279
Johnson & Johnson	1,876	309,052
McKesson Corp.	119	82,531
Mettler-Toledo International, Inc. (a)	29	35,777
Regeneron Pharmaceuticals, Inc.	106	57,819
Waters Corp. (a)	50	14,438
		1,427,728

Industrials - 4.5%
A O Smith Corp.	92	6,513
Automatic Data Processing, Inc.	584	180,748
Cintas Corp.	230	51,187
Copart, Inc. (a)	506	22,937
Expeditors International of Washington, Inc.	115	13,368
Fastenal Co.	736	33,952
Illinois Tool Works, Inc.	196	50,170
Lennox International, Inc.	26	15,834
Lockheed Martin Corp.	127	53,464
Masco Corp.	138	9,402
Paychex, Inc.	483	69,711
Paycom Software, Inc.	30	6,946
Rollins, Inc.	230	13,172
Verisk Analytics, Inc.	145	40,413
		567,817

Information Technology - 43.5%(b)
Accenture PLC - Class A	468	125,003
Adobe, Inc. (a)	608	217,476
Analog Devices, Inc.	283	63,570
Apple, Inc.	2,767	574,346
Applied Materials, Inc.	598	107,676
Arista Networks, Inc. (a)	920	113,363
Broadcom, Inc.	2,979	874,932
Cadence Design System, Inc. (a)	241	87,861
Cisco Systems, Inc.	3,273	222,826
F5, Inc. (a)	33	10,343
Fair Isaac Corp. (a)	30	43,102
Fortinet, Inc. (a)	851	85,015
Gartner, Inc. (a)	59	19,980
GoDaddy, Inc. - Class A (a)	92	14,865
HP, Inc.	874	21,675
Intuit, Inc.	233	182,935
Keysight Technologies, Inc. (a)	92	15,080
KLA Corp.	138	121,306
Lam Research Corp.	1,081	102,522
Microchip Technology, Inc.	414	27,982
Microsoft Corp.	1,413	753,836
Monolithic Power Systems, Inc.	30	21,337
Motorola Solutions, Inc.	107	46,971
NetApp, Inc.	184	19,160
NVIDIA Corp.	4,824	858,045
Palo Alto Networks, Inc. (a)	920	159,712
PTC, Inc. (a)	69	14,822
Qualcomm, Inc.	954	140,009
Roper Technologies, Inc.	56	30,822
ServiceNow, Inc. (a)	192	181,079
Skyworks Solutions, Inc.	115	7,882
Synopsys, Inc. (a)	122	77,458
Teradyne, Inc.	92	9,884
Texas Instruments, Inc.	586	106,101
VeriSign, Inc.	138	37,104
Workday, Inc. - Class A (a)	138	31,655
		5,527,735
TOTAL COMMON STOCKS (Cost $12,161,168)		12,688,415

TOTAL INVESTMENTS - 99.8% (Cost $12,161,168)		12,688,415
Other Assets in Excess of Liabilities - 0.2%		25,717
TOTAL NET ASSETS - 100.0%		$12,714,132
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer S&P 500 Quality FCF Aristocrats ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$12,688,415	$–	$–	$12,688,415
Total Investments	$12,688,415	$–	$–	$12,688,415

Refer to the Schedule of Investments for further disaggregation of investment categories.